RELATED PARTY TRANSACTIONS - Transactions With Golar Partners and Subsidiaries (Details) - Golar Partners - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 10,230	$ (8,152)	$ (19,559)
Management and administrative services fees
Related Party Transaction [Line Items]
Revenue from related parties	9,809	7,762	4,251
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	5,200	5,903	6,466
Charter-hire expenses
Related Party Transaction [Line Items]
Related party expense	0	(17,423)	(28,368)
Interest expense on short-term credit facility
Related Party Transaction [Line Items]
Interest expense from related parties	0	0	(122)
Share options expense recharge
Related Party Transaction [Line Items]
Revenue from related parties	0	228	181
Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties	$ (4,779)	$ (4,622)	$ (1,967)